Taxes on Income (Schedule of changes in unrecognized tax benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Beginning balance	$ 3,351	$ 2,721	$ 2,021
Increases related to tax positions taken during prior years	211	249	430
Increase related to tax positions taken during the current year	548	607	641
Decreases related to statute of limitations	(80)	(227)	(371)
Ending balance	4,030	3,351	2,721
The Company has accrued interest and penalty related to uncertain tax positions	615	293	466
Uncertain tax positions, end of year Including Interest	$ 4,645	$ 3,644	$ 3,187